Cost of Revenues - Schedule of cost of revenues (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of Revenue [Abstract]
Revenue sharing fees		¥ 13,160	¥ 12,997	¥ 16,969
Content and operational costs		396,013	420,721	484,857
Bandwidth costs		25,816	30,427	46,679
Total	[1]	¥ 434,989	¥ 464,145	¥ 548,505

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):